TAXATION	3 Months Ended
Dec. 31, 2013
TAXATION
11.	TAXATION

The following table presents details of the provision for income taxes and the effective tax rates:

	Three months ended December 31,
	2012	2013
	US$	US$
Provision for income taxes	416	856
Effective tax rates	22%	20%

Consistent with prior periods, the effective tax rate differs from the PRC statutory tax rate of 25% mainly as a result of a preferential tax rate applicable to Champion Technology and Beijing Champion.

The current and deferred components of the income tax expense appearing in the unaudited condensed consolidated statements of operations are as follows:

	Three months ended December 31,
	2012	2013

	US$	US$
Current tax expense	320	550
Deferred tax expense	96	306

	416	856

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes are as follows:

	As of September 30, 2013	As of December 31, 2013
	US$	US$
Current deferred tax assets
Payroll payable	409	493
Accrued expenses	585	369
Allowance for doubtful accounts	518	506
Net operating loss carry-forwards	289	236
Total current deferred tax assets	1,801	1,604
Less: valuation allowance	(50)	(51)

Current deferred tax assets, net	1,751	1,553

Non-current deferred tax assets
Intangible assets	48	39
Property, plant and equipment	148	149
Net operating loss carry-forwards	372	376

Total non-current deferred tax assets	568	564
Less: valuation allowance	(262)	(276)

Non-current deferred tax assets, net	306	288

Non-current deferred tax liabilities
Intangible assets	78	64
Withholding tax on undistributed earnings	905	999

Total non-current deferred tax liabilities	983	1,063

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. CDEL Hong Kong’s deferred tax liabilities related to the withholding tax were US$905 and US$999 as of September 30, 2013 and December 31, 2013, respectively, on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008. The related income tax expenses were US$94 for the three months ended December 31, 2013.